Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term investments
Held-to-maturity investments and term deposits	¥ 989,407	$ 135,549	¥ 158,728
Trading debt securities	140,960	19,311	84,537
Equity securities measured at fair value	91,497	12,535	3,630
Investments held by consolidated investment funds measured at fair value	52,745	7,226	132,561
Total short-term investments	1,274,609	174,621	379,456
Long-term investments
Held-to-maturity investments and term deposits	229,891	31,495	100,000
Available-for-sale investments	31,536	4,320
Investments measured at fair value	600,697	82,296	595,854
Total other long-term investments	638,659	87,496	639,471
Investments held by consolidated investment funds measured at fair value	71,013	9,729	71,013
Total long-term investments	971,099	133,040	810,484
Total investments	2,245,708	307,661	1,189,940
Private equity funds products
Long-term investments
Investments measured at cost less impairment	17,714	2,427	20,367
Other investments
Long-term investments
Investments measured at cost less impairment	¥ 20,248	$ 2,773	¥ 23,250